ORGANIZATION AND PRINCIPAL ACTIVITIES (Financial Information of The Company's VIE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 166,577,475	$ 200,801,583
Total assets	372,784,128	280,248,014
Total current liabilities	71,229,562	32,526,029
Total liabilities	89,900,060	34,070,270
Gross revenues	186,379,708	160,008,435	149,583,364
Net cash provided by operating activities	46,655,914	33,433,753	26,013,611
Net cash used in investing activities	(41,206,784)	(40,284,810)	(10,314,863)
VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	123,346,361	139,333,143
Total assets	217,772,519	143,283,271
Total current liabilities	55,347,433	25,992,208
Total liabilities	74,017,931	26,263,830
Gross revenues	177,868,368	154,828,573	145,516,670
Net income	28,331,383	22,628,312	21,053,062
Net cash provided by operating activities	43,021,136	29,159,789	23,547,374
Net cash used in investing activities	$ 53,172,297	$ 16,777,374	$ 2,471,765
VIEs contribution of consolidated gross revenues	95.40%	96.80%	97.30%
Percent of consolidated assets attributable to VIEs	58.40%	51.10%
Percent of consolidated liabilities attributable to VIEs	82.30%	77.10%